Employee benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee benefits [Abstract]
Expenses Recognized for Employee Benefits	The expenses recognized for employee benefits are:
	2025	2024	2023
Salaries and benefits	$323,265	$304,353	$264,005
Pensions – defined benefit plans	8,449	10,578	10,949
	$331,714	$314,931	$274,954

Liabilities Recognized for Pensions and Other Remunerations
The long-term liabilities recognized for pensions and other employee remunerations in the consolidated statement of financial position are comprised as follows:

	2025	2024
Long-term:
Pensions	$37,892	$42,358
Seniority premium	7,572	8,639
Termination of employment	20,168	23,685
	$65,632	$74,682

Details of Net Cost for the Period
The details of the net cost for the period for seniority premiums and termination of employment, and also the basic actuarial estimates for the calculation of these labor obligations were shown as follows:

	2025		2024
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
Current service cost	$1,063	$1,454	$1,409	$2,044
Interest cost	4,258	1,674	4,798	2,327
Net cost for the period	$5,321	$3,128	$6,207	$4,371

Reserve for Pensions and Seniority Premiums
At December 31, 2025 and 2024, the reserve for pensions and seniority premiums, and also for the termination of employment, were comprised as follows:

	2025		2024
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
Defined benefit obligations	$46,111	$20,168	$51,619	$23,685
Plan assets	(647)	-	(622)	-
Total reserve	$45,464	$20,168	$50,997	$23,685

Defined Benefit Obligations
As of December 31, 2025, and 2024, the defined benefit obligations (DBO) for pensions and seniority premiums, and also for the reserve for termination of employment, were comprised as follows:

	2025		2024
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
DBO at beginning of period	$51,619	$23,685	$54,204	$23,676
Reduction of obligations due to deconsolidation from loss of control of subsidiaries	(3,502)	(6,882)	-	-
Current service cost	1,064	1,454	1,410	2,044
Interest cost	4,258	1,674	4,798	2,327
Benefits paid	(209)	-	(2,034)	(517)
Benefits paid from plan assets	(6,800)	-	(6,228)	-
Past service cost	(319)	237	(531)	(3,845)
DBO at end of period	$46,111	$20,168	$51,619	$23,685

The plan assets as of December 31, 2025 and 2024 were comprised as follows:

	2025	2024
Value of the fund at beginning of year	$622	$490
Expected return on assets	(29)	175
Plan contributions	6,065	6,228
Benefits paid	(6,065)	(6,228)
Interests on plan assets	54	(43)
Value of the fund at end of year	$647	$622

Effects of Changes to Actuarial Assumptions
The changes in the pension plan, seniority premium, and termination of employment plan as of December 31, 2025 and 2024 were as follows:

	2025	2024
Reserve for obligations at the beginning of the period	$74,682	$77,390
Reduction of obligations due to deconsolidation from loss of control of subsidiaries	(10,383)	-
Cost for the period	8,449	10,578
Interest income	(55)	44
Contributions to the plan	(6,800)	(6,228)
Benefits paid on pension plan	(209)	(2,726)
Miscellaneous	-	175
Actuarial gain or losses	(52)	(4,551)
Reserve for obligations at the end of the period	$65,632	$74,682

The significant actuarial assumptions used for the valuation were:

	2025	2024
Discount rate	11.25%	11.25%
Salary increase rate	4.00%	4.00%
Inflation rate	3.50%	3.50%
Average working life expectancy	13.53	14.34

The following table summarizes the effects of identified changes to these actuarial assumptions could have on the defined benefits obligations as of December 31, 2025, if they would have been used:

	1.0% increase	1.0% decrease
Discount rate
(Decrease) increase in the defined benefits obligation	$(1,007)	$1,111

Salary increase rate
Increase (decrease) in the defined benefits obligation	$370	$(725)

	Increase in 1 year	Decrease in 1 year
Average life expectancies
(Decrease) increase in the defined benefits obligation	$(41)	$4